Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	TENNANT COMPANY
Entity Incorporation, State or Country Code	MN
Entity File Number	1-16191
Entity Tax Identification Number	41-0572550
Entity Address, Address Line One	10400 Clean Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	763 540-1200
Local Phone Number	763 540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000097134